Leases - Future Minimum Rental Commitments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Leases [Abstract]
Capital Leases, Due 2017	$ 2
Capital Leases, Due 2018	0
Capital Leases, Due 2019	0
Capital Leases, Due 2020	0
Capital Leases, Due 2021	0
Capital Leases, Due 2022 and thereafter	0
Capital Leases, Total minimum rental commitments	2
Capital Leases: Less amounts representing interest	0
Capital Leases, Present value of net minimum lease payments	2
Noncancelable Operating Leases, Due 2017	43
Noncancelable Operating Leases, Due 2018	38
Noncancelable Operating Leases, Due 2019	38
Noncancelable Operating Leases, Due 2020	38
Noncancelable Operating Leases, Due 2021	38
Noncancelable Operating Leases, Due 2022 and thereafter	944
Noncancelable Operating Leases, Total minimum rental commitments	$ 1,139